Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Consumables	R$ 26,494	R$ 20,585
Parts and maintenance materials	365,659	201,470
Advances to suppliers	46,712	47,530
Total	R$ 438,865	R$ 269,585